CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares	Treasury Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Class A	Class B	Total
Beginning balance at Dec. 31, 2017			$ 8,984		$ 876,560	$ (126,899,750)	$ 1,092,648			$ (124,921,558)
Beginning balance (in shares) at Dec. 31, 2017			898,393,690
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net income (loss)						10,147,465				10,147,465
Conversion of Class A/B ordinary shares upon the completion of initial public offering("IPO")	$ 6,522	$ 2,462	$ (8,984)
Conversion of Class A/B ordinary shares upon the completion of initial public offering("IPO") (in shares)	652,169,225	246,224,465	(898,393,690)
Issuance of ordinary shares for IPO, net of issuance costs (Note 13)	$ 2,175				45,118,147					45,120,322
Issuance of ordinary shares for IPO, net of issuance costs (in shares) (Note 13)	217,500,000
Issuance of ordinary shares upon vesting of restricted shares (Note 14)	$ 2				(2)
Issuance of ordinary shares upon vesting of restricted shares (in shares) (Note 14)	150,000
Repurchase of ordinary shares				$ (2,499,167)						(2,499,167)
Repurchase of ordinary shares (in shares)				15,550,500
Conversion of preferred shares into Class A ordinary shares upon IPO (Note 13)	$ 20,799				156,347,011					156,367,810
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares) (Note 13)	2,079,938,011
Share-based compensation					2,359,471					2,359,471
Foreign currency translation adjustments							(2,251,548)			(2,251,548)
Ending balance at Dec. 31, 2018	$ 29,498	$ 2,462		$ (2,499,167)	204,701,187	(116,752,285)	(1,158,900)			84,322,795
Ending balance (in shares) at Dec. 31, 2018	2,949,757,236	246,224,465		15,550,500
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net income (loss)						(36,846,061)				(36,846,061)
Issuance of ordinary shares upon vesting of restricted shares (Note 14)	$ 50				(50)
Issuance of ordinary shares upon vesting of restricted shares (in shares) (Note 14)	5,038,146
Repurchase of ordinary shares				$ (12,283,426)						(12,283,426)
Repurchase of ordinary shares (in shares)				80,311,250
Exercise of share options (Note 14)	$ 111				326,392					326,503
Exercise of share options (in shares) (Note 14)	11,185,700
Share-based compensation					3,662,485					3,662,485
Cancellation of treasury shares (Note 13)	$ (859)			$ 13,719,046	(13,718,187)
Cancellation of treasury shares (in shares) (Note 13)	(85,924,750)			(85,924,750)
Foreign currency translation adjustments							(273,933)			(273,933)
Ending balance at Dec. 31, 2019	$ 28,800	$ 2,462		$ (1,063,547)	194,971,827	(153,598,346)	(1,432,833)			38,908,363
Ending balance (in shares) at Dec. 31, 2019	2,880,056,332	246,224,465		9,937,000				2,870,119,332	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net income (loss)						(47,366,729)				(47,366,729)
Issuance of ordinary shares upon vesting of restricted shares (Note 14)	$ 43				(43)
Issuance of ordinary shares upon vesting of restricted shares (in shares) (Note 14)	4,278,100
Repurchase of ordinary shares				$ (9,480,179)						(9,480,179)
Repurchase of ordinary shares (in shares)				83,854,891
Cash settlement on vested share options and restricted shares (Note 14)					(823,226)					(823,226)
Exercise of share options (Note 14)	$ 105				304,153					$ 304,258
Exercise of share options (in shares) (Note 14)	10,592,650									16,397,050
Share-based compensation					5,337,041					$ 5,337,041
Cancellation of treasury shares (Note 13)	$ (492)			$ 5,871,392	(5,870,900)
Cancellation of treasury shares (in shares) (Note 13)	(49,280,841)			(49,280,841)
Foreign currency translation adjustments							(682,083)			(682,083)
Ending balance at Dec. 31, 2020	$ 28,456	$ 2,462		$ (4,672,334)	$ 193,918,852	$ (200,965,075)	$ (2,114,916)			$ (13,802,555)
Ending balance (in shares) at Dec. 31, 2020	2,845,646,241	246,224,465		44,511,050				2,801,135,191	246,224,465